Revenue - Narrative (Details)	6 Months Ended
Jun. 30, 2018
ITC
Disaggregation of Revenue [Line Items]
True-up period	2 years
UNS Energy
Disaggregation of Revenue [Line Items]
Year over year recovery cap	1.00%
FortisBC Energy and FortisBC Electric
Disaggregation of Revenue [Line Items]
Earnings in excess of (basis points)	50.00%
Refund or recovery period	2 years